Net financial expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Net financial expenses
Net financial expenses
The following table summarizes the Group’s financial income and expenses included within the Net financial expenses line item:

	Years ended December 31
	2017	2016	2015
	(€ million)
Interest income and other financial income	€182	€226	€365

Financial expenses:
Interest expense and other financial expenses:	1,128	1,500	2,084
Interest expense on notes	568	749	1,112
Interest expense on borrowings from bank	372	472	512
Other interest cost and financial expenses	188	279	460
Write-down of financial assets	23	76	43
Losses on disposal of securities	5	6	28
Net interest expense on employee benefits provisions	310	348	350
Total Financial expenses	1,466	1,930	2,505
Net expenses from derivative financial instruments and exchange rate differences	185	312	226
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,651	2,242	2,731

Net Financial expenses	€1,469	€2,016	€2,366

Other interest cost and financial expenses for the year ended December 31, 2017 included a loss of €3 million in relation to the prepayment by FCA US in February 2017 of the outstanding principal and accrued interest for its tranche B term loan (refer to Note 21, Debt). Other interest cost and financial expenses for the year ended December 31, 2017 included a gain on extinguishment of debt of €9 million related to the prepayment of all scheduled payments due on the Canada Health Care Trust (“HCT”) Tranche B Note (refer to Note 21, Debt).
Other interest cost and financial expenses for the year ended December 31, 2016 included a loss on extinguishment of debt totaling €10 million related to the U.S.$2.0 billion (€1.8 billion) voluntary prepayment, with cash on hand, of the principal at par of FCA US's tranche B term loan maturing on May 24, 2017 and FCA US's tranche B term loan maturing on December 31, 2018. Other interest cost and financial expenses for the year ended December 31, 2016 also included a loss on extinguishment of debt of €8 million related to the prepayment of all scheduled payments due on the Canada Health Care Trust (“HCT”) Tranche C Note (refer to Note 21, Debt).
Other interest cost and financial expenses for the year ended December 31, 2015 included a loss on extinguishment of debt totaling €168 million related to the prepayment of the secured senior notes of FCA US due in 2019 and 2021.